Segment Information - Financial information for segments and reconciliation of Total of Reportable segments' income/(loss)from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract revenue:
Consolidated contract revenue	$ 12,728	$ 15,592
Operating loss from continuing operations:
Operating Loss	(14,971)	(17,386)
Reconciliation of consolidated loss from operations to consolidated net loss:
Other income	1,063	68
Change in fair value of derivative liabilities and loss on debt extinguishment	(27,134)	(379)
Amortization of debt discount and deferred loan costs	(1,042)	(3)
Net loss	(42,084)	(17,700)
Solar Division
Contract revenue:
Consolidated contract revenue	12,703	15,586
Operating loss from continuing operations:
Operating Loss	(5,855)	(8,729)
POWERHOUSE
Contract revenue:
Consolidated contract revenue	0	0
Operating loss from continuing operations:
Operating Loss	(598)	(20)
Other
Contract revenue:
Consolidated contract revenue	25	6
Operating loss from continuing operations:
Operating Loss	$ (8,518)	$ (8,637)